Related Party Transaction (Details Narrative) - USD ($)	Dec. 10, 2021	Jul. 02, 2021	Dec. 31, 2021	Sep. 30, 2021
Subsequent Event [Member]
Preferred stock subscription receivable			$ 9,335
Officer [Member]
Due from related party		$ 50,000		$ 9,335
Number of shares issued for services	300,000
Officer [Member] | Series B Preferred Stock [Member]
Fair value of shares issued for service		$ 50,000
Number of shares issued for services		300,000
Preferred stock voting rights, description		The only rights the Series B Preferred Shares have are voting rights equivalent to 10,000 votes for each share.